IQ Bull International ETF
IQ BULL INTERNATIONAL ETF
INVESTMENT OBJECTIVE
The IQ Bull International ETF (the “Fund”) seeks capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	IQ Bull International ETF IQ Bull International ETF USD ($)
Shareholder Fee, Other	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	IQ Bull International ETF IQ Bull International ETF
Management Fee	0.95%
Distribution and/or Service (12b-1) Fees	none
Total Other Expenses	0.05%	[1]
Acquired Fund Fees and Expenses	0.53%	[1]
Total Annual Fund Operating Expenses	1.53%	[2]
[1]	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratio in the Fund's "Financial Highlights" section of the Prospectus, which reflects the Fund's operating expenses and do not include Acquired Fund Fees and Expenses.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years
IQ Bull International ETF | IQ Bull International ETF | USD ($)	156	483

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF and thus does not seek to replicate the performance of a specific index or a multiple thereof. Instead, the Fund uses an active management strategy to meet its investment objective. Consequently, although the Fund invests in the developed markets segment of the international equity market (the “International Market”), investors should not expect the Fund’s returns to track the returns of the International Market or a multiple (two times or otherwise) thereof for any period of time.

In addition to the variability of returns inherent to active management, the Fund’s returns over time are likely to differ from the returns of the International Market or a multiple (two times or otherwise) thereof for that period because the Fund’s returns will be compounded over that period. Moreover, the Fund may lose money when the International Market returns are flat over time, and it is possible that the Fund will lose money over time even if the International Market rises. Longer holding periods, higher market volatility and greater leverage each may exacerbate the impact of compounding on a fund’s returns. During periods of higher International Market volatility, such volatility may affect the Fund’s returns as much as or more than the returns of the International Market. For further discussion of compounding, see “Description of the Principal Risks of the Funds—Compounding Risk” in the Fund’s statutory prospectus.

The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking leveraged investment results. Shareholders should actively monitor their investments.

Investment Philosophy

For an investor having a positive return expectation for the International Market, maintaining a long exposure to a diversified basket of International Market securities is important for the investor to participate in the returns during periods when the International Market is moving up. The investor may also seek to benefit from strategies that employ a dynamic allocation process in an attempt to generate additional positive returns. These additional returns can enhance the returns during periods when the International Market is moving up and partially offset the losses when the International Market is moving down. By using a dynamic country allocation process combined with leverage, the Fund seeks to outperform by a factor of two the International Market performance in both rising and falling markets. In other words, when the International Market is down in a given period, the Fund seeks to be down less than two times the monthly return of the International Market during the same period and, conversely, when the International Market is up in a given period, the Fund seeks to be up by more than two times the return of the International Market during the same period.

Investment Process

The Fund invests primarily in U.S.-listed exchange-traded funds (“ETFs”) registered pursuant to the Investment Company Act of 1940 (the “1940 Act”) holding primarily developed markets equity securities.

The Fund’s investment process first breaks down all International Market companies in “developed markets” by the country in which they are domiciled. Generally, these “developed market” countries include Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Advisor then analyzes each country based on a set of common investment factors. These factors include the following: price momentum (the trend in stock prices for each sector); valuation (how expensive stocks in one sector are relative to stocks in other sectors); and relative earnings (earnings strength and related characteristics of stocks in one sector relative to stocks in other sectors). The portfolio managers of the Fund then use the factors to determine the magnitude of the weighting for each country in the portfolio. Under normal circumstances, all countries will be included in the Fund’s portfolio.

To implement its strategy, the Fund will hold long positions in ETFs providing exposure to the countries chosen by the Advisor (“Underlying ETFs”). In addition, the Fund will employ leverage to effect additional exposure to the Underlying ETFs of approximately 100% of the net assets of the Fund, such that the Fund will have 200% exposure to its investments. The leverage ratio will be uniform across all of the Underlying ETFs, such that the relative weights of each country will stay the same, but the overall exposure of the Fund to each country will be increased.

The Fund may also invest in one or more financial instruments, including but not limited to swap agreements and futures contracts (collectively, “Financial Instruments”), with economic characteristics similar to those of the ETFs for which they are substituted. As an example of the use of such Financial Instruments, a Fund may use total return swaps to effect exposure to the Underlying ETFs in which the Fund would otherwise invest and/or futures to effect exposure to the indexes on which such Underlying ETFs are based. To the extent the Fund employs leverage, the Advisor intends to use a total return swap to effect the leveraged exposure.

Generally, at least 80% of the Fund’s assets will be invested in equity securities of issuers domiciled in the International Market countries listed above, which exposure will be obtained through ETFs and/or Financial Instruments.

PRINCIPAL RISKS

The Fund is subject to the principal risks described below, as well as the risks described the Additional Risks section located in this Prospectus. Some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with all investments, you may lose money in the Fund. A more complete discussion of Principal Risks is included under “Description of the Principal Risks of the Funds.”

Compounding Risk

As the Fund utilizes leverage in seeking capital appreciation, the effect of compounding on leveraged positions may be detrimental to or compromise the ability of the Fund to meet its objective.

Currency Risk

The Fund’s returns may be adversely impacted by changes in currency exchange rates.

Custody Risk

The Fund invests in Underlying ETFs, which, in turn, invest in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

Derivatives Risk

Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to interest rate risk, currency risk and counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Equity Risk

The prices of equity securities in which the Fund holds long positions indirectly through ETFs may rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Exchange-Traded Fund Risk

The Fund will invest in long positions in ETFs. Through its long positions in ETFs, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF could decrease.

Foreign Securities Risk

The Fund invests in Underlying ETFs, which, in turn, invest in the securities of non-U.S. issuers, which securities involve risks beyond those associated with investments in U.S. securities.

Foreign Securities Valuation Risk

The Fund invests in Underlying ETFs, which, in turn, may from time to time fair value the foreign securities they hold, which may lead to a variance between the prices used to calculate the Fund’s NAV and the prices used by other market participants.

Issuer Risk

From time to time the Fund may have exposure via its long positions to a limited number of issuers. During such times, the Fund is more susceptible to the risk that an issuer’s securities may depreciate in value.

Leverage Risk

The Fund’s use of swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long investment exposures to more than its net asset value by a significant amount. The use of such leverage could result in the total loss of an investor’s investment more quickly than would be the case in an un-leveraged fund.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. Because the market value of ETF shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Fund may lose money.

As with any fund, there is no guarantee that the Fund will achieve its goal.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it could ultimately liquidate.

PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.